Guarantees and commitments (Tables)	6 Months Ended
Jun. 30, 2023
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
6M23 (CHF million)
Credit guarantees and similar instruments	1,558	990	2,548	2,490		18	1,636
Performance guarantees and similar instruments	3,489	2,310	5,799	5,155		39	2,843
Derivatives [2]	1,966	2,061	4,027	4,027		59	–
Other guarantees	3,697	2,141	5,838	5,837		60	2,628
Total guarantees	10,710	7,502	18,212	17,509		176	7,107
2022 (CHF million)
Credit guarantees and similar instruments	2,261	1,049	3,310	3,197		22	2,068
Performance guarantees and similar instruments	4,280	2,992	7,272	6,527		61	3,778
Derivatives [2]	2,646	2,596	5,242	5,242		101	–
Other guarantees	4,455	2,213	6,668	6,668		56	3,292
Total guarantees	13,642	8,850	22,492	21,634		240	9,138
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

Other commitments
Other commitments
	6M23						2022
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount
Other commitments (CHF million)
Irrevocable commitments under documentary credits	2,910	26	2,936		2,852		3,378	42	3,420		3,233
Irrevocable loan commitments	12,982	69,115	82,097	[2]	78,441		19,272	92,857	112,129	[2]	108,118
Forward reverse repurchase agreements	2,686	0	2,686		2,686		1,021	0	1,021		1,021
Other commitments	181	239	420		420		212	286	498		498
Total other commitments	18,759	69,380	88,139		84,399		23,883	93,185	117,068		112,870
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 112,275 million and CHF 129,224 million of unused credit limits as of the end of 6M23 and 2022, respectively, which were revocable at the Bank's sole discretion upon notice to the client.